Land use right, net - Amortization (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Land use right, net
Amortization expenses	¥ 2,061	¥ 2,062	¥ 2,062